Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Operating Expenses
Commission		₨ 113,947	₨ 31,558	₨ 626,468
Communication		135,004	119,844	169,242
Legal and professional fees		179,353	309,027	471,761
Outsourcing fees		20,304	21,336	190,892
Payment gateway and other charges		256,353	151,556	748,714
Advances provision (refer to Note 21)		5,326	15,106	12,364
Trade and other receivables provision (refer to Note 26)		26,412	178,342	93,000
Security deposit and other assets provision (refer to Note 27)			6,743
Duties and taxes		12,178	16,343	36,486
Rent		2,330	9,418	55,007
Repairs and maintenance		31,813	32,169	78,797
Travelling and conveyance		12,705	3,641	69,930
Insurance		76,371	59,428	50,891
Remeasurement of contingent consideration (refer to Note 43)				(390,009)
Corporate social responsibility (CSR) expense		1,950	2,620	8,202
Miscellaneous expenses		19,267	21,184	37,516
Total	$ 11,774	₨ 893,313	₨ 978,315	₨ 2,259,261